Related party transactions - Balances with related parties (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Related party transactions
Amounts due from related parties	¥ 115,900	$ 16,324	¥ 53,630
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember
Amounts due to related parties	¥ 1,104	$ 155	¥ 3,004
Other Liability, Current, Related Party, Type [Extensible Enumeration]	us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember
Trip.com Group
Related party transactions
Amounts due from related parties	¥ 115,900		¥ 53,630
Other Receivable, after Allowance for Credit Loss, Related Party, Name [Extensible Enumeration]	Trip.com Group	Trip.com Group	Trip.com Group
Amounts due to related parties	¥ 1,104		¥ 3,004
Other Liability, Current, Related Party, Name [Extensible Enumeration]	Trip.com Group	Trip.com Group	Trip.com Group